LEBENTHAL
                                   FUNDS, INC.

                                  Annual Report
                                November 30, 1999

                               [GRAPHIC OMITTED]

                                   LEBENTHAL
                          THE WORKHORSE OF INVESTMENTS.

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LEBENTHAL                                       120 Broadway, New York, NY 10271
FUNDS, INC.                                                         212-425-6116
                                            OUTSIDE NYC TOLL FREE 1-800-221-5822
================================================================================
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Dear Shareholder:

For the twelve months ended November 30, 1999, Lipper Analytical Services, Inc. (Lipper) ranked the $134.9 million Lebenthal New York Fund (class A shares) 85 of the 99 NY funds listed as being peer funds. For the twelve months ended November 30, 1999, Lipper ranked the $3.9 million Lebenthal New York Fund (class B shares) 93 of the 99 NY peer funds. For the three years ended November 30, 1999, Lipper ranked the NY Fund (class A shares) 37 out of 88 peer funds. For the five years ended November 30, 1999, Lipper ranked the NY Fund (class A shares) 2 out of 74 peer funds.

For the twelve months ended November 30, 1999, Lipper ranked (a) the $8.9 million Lebenthal New Jersey Fund 47 of 59 New Jersey funds listed as being peer funds and (b) the $13.5 million Lebenthal Taxable Municipal Fund 117 of 167 taxable funds listed as being peer funds. For the three years ended November 30, 1999, Lipper ranked (a) the New Jersey Fund 9 of 49 New Jersey funds listed as being peer funds and (b) the Taxable Municipal Fund 9 out of 132 taxable funds listed as being peer funds. For the five years ended November 30, 1999, Lipper ranked (a) the New Jersey Fund 4 of 39 New Jersey funds listed as being peer funds and (b) the Taxable Municipal Fund 4 out of 97 taxable funds listed as being peer funds.

Total returns as provided by Lipper are historical and do not include any sales charges. Fees waived by the Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the total return figures.

The total return statistics of the Lebenthal funds for the year ended November 30, 1999, were -4.69% for the New York Fund A shares, -5.57% for the New York Fund B shares, -5.07% for the New Jersey Fund, and -5.77% for the Taxable Municipal Bond Fund. These figures do not reflect the maximum sales charges. Taking that into account, an investor who put $1,000 into each of the funds on December 1, 1998, reinvested the monthly dividends, and sold on November 30, 1999, would have offset the full sales charge and received $912.50 from the New York Fund A shares, $901.60 from New York Fund B shares, $909.00 from the New Jersey Fund, and $903.00 from the Taxable Municipal Fund.

The cumulative total return statistics of the Lebenthal funds for the three years ended November 30, 1999, were 10.67% for the New York Fund, 11.16% for the New Jersey Fund, and 17.26% for the Taxable Municipal Bond Fund. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, an investor who put $1,000 into each of the funds on December 1,1996, reinvested the monthly dividends, and sold on November 30, 1999, would have offset the full sales charge and still have received $1,063.40 from the New York Fund, $1,061.50 from the New Jersey Fund, and $1,119.98 from the Taxable Municipal Fund.

The cumulative total return of the Lebenthal New York Fund for the five years ended November 30, 1999, was 40.78% excluding the 4.5% maximum sales charge and 34.45% if the full 4.5% load had been paid on December

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1,1994. The cumulative total return of the Lebenthal New Jersey Fund for the five years ended November 30, 1999, was 36.51% excluding the 4.5% maximum sales charge and 30.37% if the full 4.5% load had been paid on December 1,1994. The cumulative total return of the Lebenthal Taxable Municipal Bonds Fund for the five years ended November 30, 1999, was 49.00% excluding the 4.5% maximum sales charge and 42.29% if the full 4.5% load had been paid on December 1,1994. All total return figures assume reinvestment of monthly dividends and capital gains and fluctuations in share prices.

The cumulative total return of each fund, assuming payment of a full 4.5% load or the full contingent deferred sales charge of 5% in the case of the B shares of the Lebenthal New York Fund, from inception through November 30, 1999, was
(a) 61.07% for the Lebenthal New York Municipal Bond Fund - class A shares (inception June 24,1991); (b) -3.23% for the Lebenthal New York Municipal Bond Fund - class B (inception December 1, 1997) (c) 16.86% for the Lebenthal New Jersey Bond Fund (inception December 1,1993); and (d) 37.27% for the Lebenthal Taxable Municipal Bond Fund (inception December 1,1993).

The SEC yields of the funds at their November 30, 1999, offering prices were:
New York (class A), 5.14%; New York (class B), 4.62%; New Jersey, 4.99%; and Taxable Municipal, 6.99%. SEC yield quotations are based on investment income per share earned during a particular 30 day period, less expenses accrued during such period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period in accordance with the formula prescribed by the SEC.

For the entire twentieth century, 1999 was the worst performance year on a total rate of return basis for tax-exempt bonds and the second worst year for taxable bonds. During the December 1, 1998, through November 30, 1999, period covered in this report, prices of long duration taxable and tax-exempt bonds were generally down more than 25%. Our funds did much better than bonds in general - but still were down more than we thought possible particularly since the funds were being managed defensively. Unfortunately, we underestimated the strength of the world economy and the size of the increase in energy prices - both of which caused the Federal Reserve to tighten credit more aggressively than we thought likely. Additionally, the new issue calendar for both taxable and tax-exempt bonds proved to be larger than we projected.

Because the year 2000 could be another difficult one for fixed-income instruments - with multiple Federal Reserve Board mandated increases in short-term rates, we have been increasing the defensiveness of the portfolio. However, we are being careful not to limit the eventual upside when rates begin their inevitable decline. In other words, we are not significantly reducing the duration of our portfolios from current levels.

Since it appears to us that the market has already discounted much of the projected rise in short-term rates, we do not think that bond prices will decline in 2000 anywhere near as much as they did in 1999. We believe that the economy will finally start to show some weakness in late 2000 - allowing for a significant bond market rally. Inasmuch as the security markets act on expectations, we would not be surprised if the rally didn't start in early Fall 2000. Of course, we could be wrong about a moderation in rates - and if that should prove to be the case, we could easily become more defensive since all of the securities we own are highly marketable. For the long run, we think that bonds represent good value at current yield levels versus other investment alternatives and versus inflation.

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

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Please be mindful that the information and statistics included in this commentary are not guaranteed. However, they have been obtained from reliable sources and are believed to be accurate.

Note: Past performance is no guarantee of the future. No assurance can be given that the funds will achieve their objectives. Share price and investment return will fluctuate, and on the day you sell, the value of your shares may be worth more or less than the original investment.

We thank you for the opportunity to be of service.

Very truly yours,


/s/ James L. Gammon

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

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LEBENTHAL NEW YORK MUNICIPAL BOND FUND - CLASS A
PERFORMANCE COMPARISON CHART
================================================================================

The following chart compares the performance of Lebenthal New York Municipal Bond Fund - Class A (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

                Lebenthal New York Municipal Bond Fund - Class A
                          Performance Comparison Chart

 [The following table was represented as a line graph in the printed material]

                 Lehman Index      with sales load         without sales load
                 ------------      ---------------         ------------------

                  10000             9550                    10000
                  10102             9576.68                 10027.9
                  10233.3           9643.37                 10097.8
                  10325.4           9764.96                 10225.1
11/30/91          10354.3           9750.91                 10210.4
                  10577             10017.3                 10489.3
                  10601.3           9912.54                 10379.6
                  10604.5           9981.87                 10452.2
                  10608.7           10017.6                 10489.6
                  10703.1           10117.2                 10593.9
                  10829.4           10310                   10795.8
                  11011.4           10561.5                 11059.1
                  11341.7           10996                   11514.1
                  11230.5           10750.3                 11256.8
                  11303.5           10777.6                 11285.4
                  11192.8           10557.4                 11054.9
11/30/92          11393.1           10890.8                 11403.9
                  11509.3           11025.6                 11545.2
                  11642.8           11156.2                 11681.9
                  12064.3           11654.5                 12203.7
                  11936.4           11525.5                 12068.6
                  12057             11683                   12233.5
                  12124.5           11763.9                 12318.2
                  12327             11955                   12518.3
                  12343             11977.6                 12542
                  12599.7           12283.2                 12862
                  12743.4           12424.6                 13010.1
                  12767.6           12435                   13020.9
11/30/93          12655.2           12262                   12839.7
                  12922.4           12534.2                 13124.8
                  13070             12678.4                 13275.8
                  12731.5           12327.2                 12908.1
                  12213             11658.9                 12208.3
                  12316.2           11652.5                 12201.6
                  12423             11800.5                 12356.6
                  12347.1           11709.2                 12260.9
                  12573.4           11987.3                 12552.1
                  12616.9           12028.4                 12595.2
                  12431.7           11751.2                 12304.9
                  12210.9           11403.5                 11940.9
11/30/94          11990.1           11073.5                 11595.3
                  12253.9           11441.3                 11980.4
                  12604.4           11957.4                 12520.9
                  12971.2           12375.7                 12958.9
                  13120.4           12477.6                 13065.5
                  13136.1           12525.5                 13115.7
                  13555.1           12967.8                 13578.8
                  13437.2           12915.4                 13524
                  13564.9           12906.5                 13514.6
                  13737.1           13086.1                 13702.7
                  13823.7           13165.7                 13786
                  14024.1           13394.4                 14025.5
11/30/95          14256.9           13728.9                 14375.8
                  14393.9           13872                   14525.6
                  14503.3           13961.9                 14619.8
                  14404.7           13907.5                 14562.8
                  14220.3           13664                   14312.8
                  14180.5           13588.8                 14234.1
                  14174.8           13609.7                 14256
                  14329.3           13829.7                 14486.5
                  14459.7           13980.9                 14644.8
                  14456.8           14001.4                 14666.3
                  14659.2           14241.9                 14918.2
                  14824.9           14374.8                 15057.5
11/30/96          15096.2           14547.6                 15238.5
                  15032.8           14498.3                 15186.7
                  15061.3           14471.6                 15158.8
                  15199.9           14610.8                 15304.6
                  14997.8           14449.6                 15135.8
                  15123.7           14592.4                 15285.3
                  15350.6           14784                   15486.1
                  15514.8           14924.5                 15633.2
                  15944.6           15473.7                 16208.5
                  15794.7           15369.6                 16099.4
                  15982.7           15524.4                 16261.5
                  16085             15649.1                 16392.3
11/30/97          16179.9           15748.5                 16496.3
                  16416.1           15981.6                 16740.5
                  16585.2           16202                   16971.4
                  16590.2           16206.7                 16976.3
                  16605.1           16237.5                 17008.6
                  16530.4           16169.7                 16937.5
                  16791.5           16434                   17214.4
                  16857             16540.6                 17326
                  16899.2           16589.8                 17377.6
                  17161.1           16856.8                 17657.3
                  17375.6           17074                   17831.4
                  17320             16998.8                 17799.8
11/30/98          17408.3           17077.2                 17881.9
                  17451.9           17090.9                 17,896.21
                  17659.6           17246.4                 18,059.06
                  17581.9           17255.0                 18,068.09
                  17606.5           17325.8                 18,142.17
                  17650.5           17424.6                 18,245.58
                  17548.1           17306.0                 18,121.51
                  17295.4           17190.1                 18,000.10
                  17357.7           17229.6                 18,041.50
                  17218.8           17100.4                 17,906.18
                  17225.7           17098.7                 17,904.39
                  17039.7           16790.9                 17,582.12
11/30/99          17220.3           16785.9                 17,576.84

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                                               Average Annual Total Return Since
                                 One    Five      Commencement of Operations
                                 Year   Year             June 24, 1991
Lebenthal New York - Class A
    Municipal Bond Fund:
    with sales load            -8.75%   7.00%                5.94%
    without sales load         -4.69%   7.99%                6.52%
Lehman Index                   -1.08%   7.54%                6.89%
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Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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LEBENTHAL NEW YORK MUNICIPAL BOND FUND - CLASS B
PERFORMANCE COMPARISON CHART
================================================================================

The following chart compares the performance of Lebenthal New York Municipal Bond Fund - Class B (with and without the 5.0% back end contingent defered sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

                Lebenthal New York Municipal Bond Fund - Class B
                          Performance Comparison Chart

 [The following table was represented as a line graph in the printed material]

12/03/97           10000.0           10000.0                 10000.0
                   10146.0           9536.0                  10036.0
                   10250.5           9646.1                  10151.9
                   10253.6           9653.7                  10159.9
                   10262.8           9650.4                  10156.4
                   10216.6           9602.7                  10106.2
                   10378.0           9754.5                  10265.9
                   10418.5           9823.5                  10338.6
                   10444.6           9833.5                  10349.1
                   10606.5           9984.2                  10507.7
                   10739.0           10100.7                 10630.3
                   10704.7           10075.8                 10604.1
11/30/98           10759.4           10119.9                 10650.5
                   10786.2           10121.2                 10651.9
                   10914.5           10214.7                 10750.3
                   10866.5           10197.1                 10731.8
                   10881.7           10228.5                 10764.8
                   10908.9           10275.2                 10814.0
                   10845.6           10199.0                 10733.7
                   10689.5           10125.4                 10656.3
                   10728.0           10136.2                 10667.7
                   10642.1           10035.5                 10561.7
                   10646.4           10022.6                 10548.1
                   10531.4           9844.4                  10360.6
11/30/99           10643.0           9818.2                  10333.0

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                                               Average Annual Total Return Since
                                       One        Commencement of Operations
                                       Year            December 3, 1997
Lebenthal New York - Class B
    MunicipalBond Fund:
    with sales load                   -9.84%                -1.58%
    without sales load                -5.57%                 0.27%
Lehman Index                          -1.08%                 3.25%
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Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART
================================================================================

The following chart compares the performance of Lebenthal New Jersey Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

                    Lebenthal New Jersey Municipal Bond Fund
                          Performance Comparison Chart

 [The following table was represented as a line graph in the printed material]

                 Lehman Index      with sales load          without sales load
                 ------------      ---------------          ------------------

                  10000             9550                     10000
                  10102             9576.68                  10027.9
                  10233.3           9643.37                  10097.8
                  10325.4           9764.96                  10225.1
11/30/91          10354.3           9750.91                  10210.4
                  10577             10017.3                  10489.3
                  10601.3           9912.54                  10379.6
                  10604.5           9981.87                  10452.2
                  10608.7           10017.6                  10489.6
                  10703.1           10117.2                  10593.9
                  10829.4           10310                    10795.8
                  11011.4           10561.5                  11059.1
                  11341.7           10996                    11514.1
                  11230.5           10750.3                  11256.8
                  11303.5           10777.6                  11285.4
                  11192.8           10557.4                  11054.9
11/30/92          11393.1           10890.8                  11403.9
                  11509.3           11025.6                  11545.2
                  11642.8           11156.2                  11681.9
                  12064.3           11654.5                  12203.7
                  11936.4           11525.5                  12068.6
                  12057             11683                    12233.5
                  12124.5           11763.9                  12318.2
                  12327             11955                    12518.3
                  12343             11977.6                  12542
                  12599.7           12283.2                  12862
                  12743.4           12424.6                  13010.1
                  12767.6           12435                    13020.9
11/30/93          12655.2           12262                    12839.7
                  12922.4           12534.2                  13124.8
                  13070             12678.4                  13275.8
                  12731.5           12327.2                  12908.1
                  12213             11658.9                  12208.3
                  12316.2           11652.5                  12201.6
                  12423             11800.5                  12356.6
                  12347.1           11709.2                  12260.9
                  12573.4           11987.3                  12552.1
                  12616.9           12028.4                  12595.2
                  12431.7           11751.2                  12304.9
                  12210.9           11403.5                  11940.9
11/30/94          11990.1           11073.5                  11595.3
                  12253.9           11441.3                  11980.4
                  12604.4           11957.4                  12520.9
                  12971.2           12375.7                  12958.9
                  13120.4           12477.6                  13065.5
                  13136.1           12525.5                  13115.7
                  13555.1           12967.8                  13578.8
                  13437.2           12915.4                  13524
                  13564.9           12906.5                  13514.6
                  13737.1           13086.1                  13702.7
                  13823.7           13165.7                  13786
                  14024.1           13394.4                  14025.5
11/30/95          14256.9           13728.9                  14375.8
                  14393.9           13872                    14525.6
                  14503.3           13961.9                  14619.8
                  14404.7           13907.5                  14562.8
                  14220.3           13664                    14312.8
                  14180.5           13588.8                  14234.1
                  14174.8           13609.7                  14256
                  14329.3           13829.7                  14486.5
                  14459.7           13980.9                  14644.8
                  14456.8           14001.4                  14666.3
                  14659.2           14241.9                  14918.2
                  14824.9           14374.8                  15057.5
11/30/96          15096.2           14547.6                  15238.5
                  15032.8           14498.3                  15186.7
                  15061.3           14471.6                  15158.8
                  15199.9           14610.8                  15304.6
                  14997.8           14449.6                  15135.8
                  15123.7           14592.4                  15285.3
                  15350.6           14784                    15486.1
                  15514.8           14924.5                  15633.2
                  15944.6           15473.7                  16208.5
                  15794.7           15369.6                  16099.4
                  15982.7           15524.4                  16261.5
                  16085             15649.1                  16392.3
11/30/97          16179.9           15748.5                  16496.3
                  16416.1           15981.6                  16740.5
                  16585.2           16202                    16971.4
                  16590.2           16206.7                  16976.3
                  16605.1           16237.5                  17008.6
                  16530.4           16169.7                  16937.5
                  16791.5           16434                    17214.4
                  16857             16540.6                  17326
                  16899.2           16589.8                  17377.6
                  17161.1           16856.8                  17657.3
                  17375.6           17074                    17831.4
                  17320             16998.8                  17799.8
11/30/98          17408.3           17077.2                  17881.9
                  13790.2           12394.8                 13033.3
                  13954.3           12564.6                 13211.8
                  13892.9           12557.1                 13203.9
                  13912.4           12583.5                 13231.6
                  13947.2           12648.9                 13300.4
                  13866.3           12574.3                 13222.0
                  13666.6           12433.4                 13073.9
                  13715.8           12465.8                 13107.9
                  13606.1           12318.7                 12953.2
                  13611.5           12241.1                 12871.6
                  13464.5           12034.2                 12654.1
11/30/99          13607.2           12141.3                 12766.7

--------------------------------------------------------------------------------
                                               Average Annual Total Return Since
                               One     Five       Commencement of Operations
                              Year     Year            December 1, 1993
Lebenthal New Jersey
    Municipal Bond Fund:
    with sales load         -9.10%    6.33%                 2.82%
    without sales load      -5.07%    7.31%                 3.61%
Lehman Index                -1.08%    7.54%                 5.30%
--------------------------------------------------------------------------------

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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LEBENTHAL TAXABLE MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART
================================================================================

The following chart compares the performance of Lebenthal Taxable Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Long Corporate Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges.

                      Lebenthal Taxable Municipal Bond Fund
                          Performance Comparison Chart

 [The following table was represented as a line graph in the printed material]

                 Lehman Index      with sales load         without sales load
                 ------------      ---------------         ------------------

12/1/93           10000             9550                    10000
                  10054             9710.5                  10171.6
                  10297.1           9743.78                 10206.5
                  9986.31           9745.02                 10207.8
                  9583.36           9493.45                 9944.26
                  9469.67           9385.34                 9831.01
                  9372.93           9304.58                 9746.42
                  9316.24           9242.46                 9681.35
                  9636.97           9317.95                 9760.42
                  9603.14           9240.5                  9679.29
                  9337.73           9224.9                  9662.96
                  9303.87           9197.88                 9634.66
11/30/94          9340.26           8989.53                 9416.4
                  9471.98           9209.91                 9647.25
                  9705.64           9294.19                 9735.53
                  10019.6           9582.28                 10037.3
                  10128.5           9658.9                  10117.6
                  10324.4           9809.53                 10275.4
                  10966.9           10115.7                 10596.1
                  11082.8           10250.9                 10737.7
                  10974.5           10284.8                 10773.1
                  11221             10409.2                 10903.5
                  11402.8           10662.8                 11169.1
                  11575.5           10897.1                 11414.6
11/30/95          11844.8           11111.6                 11639.3
                  12116.8           11284.4                 11820.2
                  12314.1           11392.2                 11933.1
                  11860             11088                   11614.5
                  11732.1           11011.9                 11534.8
                  11582.6           10853.2                 11368.6
                  11559.7           10833.9                 11348.4
                  11733.2           10919                   11437.5
                  11743.8           10945.9                 11465.7
                  11651.4           10944.1                 11463.8
                  11979.2           11166.1                 11696.4
                  12421             11391.8                 11932.8
11/30/96          12783             11685.2                 12240.1
                  12517.2           11561.8                 12110.9
                  12476.9           11550.9                 12099.4
                  12559             11601.8                 12152.7
                  12262.5           11433                   11975.9
                  12487.4           11610.3                 12161.7
                  12655.6           11726.9                 12283.8
                  12904.1           11990.8                 12560.2
                  13600.9           12526.4                 13121.2
                  13264.7           12298.6                 12882.6
                  13603.1           12560.1                 13156.5
                  13854.8           12863.8                 13474.6
11/30/97          14012             12962.9                 13578.5
                  14230.9           13158.7                 13783.6
                  14367.4           13495.5                 14136.3
                  14353.8           13438.8                 14076.9
                  14411.8           13477.8                 14117.8
                  14516.5           13532.5                 14175.2
                  14766.8           13717.6                 14369
                  14921.6           13974.3                 14637.9
                  14823.1           13975.1                 14638.7
                  14835.8           14365.7                 15047.8
                  15374.8           14913                   15563.7
                  15061.2           14691.1                 15383.3
11/30/98          15642.5           14735.5                 15429.9
                  15652.1           14729.6                 15423.7
                  15857.1           14844.5                 15544.0
                  15298.4           14449.6                 15130.5
                  15345.0           14521.9                 15206.2
                  15363.0           14598.9                 15286.8
                  15092.4           14381.3                 15059.0
                  14892.8           14401.5                 15080.1
                  14746.2           14436.0                 15116.3
                  14661.6           14374.0                 15051.3
                  14506.3           14559.4                 15245.4
                  14416.7           14536.1                 15221.0
11/30/99          14391.7           14489.6                 15172.3

--------------------------------------------------------------------------------
                                               Average Annual Total Return Since
                              One   Five Year      Commencement of Operations
                              Year                      December 1, 1993
Lebenthal Taxable Municipal
    Bond Fund:
    with sales load          -9.70%   8.06%                   5.62%
    without sales load       -5.77%   9.06%                   6.43%
Lehman Index                 -4.86%   8.47%                   6.26%
--------------------------------------------------------------------------------

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
MUNICIPAL BONDS (89.48%)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,000,000    Cattaraugus County, New York IDA Civic Facility (Olean General Hospital
                  Project) - Series A, 5.25%, due 08/01/23, (LOC-Fleet National Bank)         $    1,725,700                  A+
     1,375,000    Dutchess County, New York IDA Civic Facility (Astor Learning Center),
                  5.15%, due 11/01/24, (LOC-Bank of New York)                                      1,182,665                  AA-
     2,000,000    Dutchess County, New York IDA Civic Facility (Kaatsbaan International
                  Dance Center), 6.125%, due 11/01/29 (a)                                          2,009,620                  AA
       760,000    Metropolitan Trans Authority, New York Commuter Facility - Series C-2,
                  5.375%, due 07/01/27, (FGIC Insured)                                               698,204    Aaa           AAA
     1,285,000    Monroe County, New York IDA Civic Facility (DePaul Community Facility),
                  6.50%, due 02/01/24, (SONYMA Insured)                                            1,317,896    Aa1
       500,000    Monroe County, New York IDA Civic Facility (Nazareth College),
                  5.25%, due 04/01/23, (MBIA Insured)                                                453,770                  AAA
     1,500,000    Nassau County, New York Tobacco Settlement Corporation,
                  6.40%, due 07/15/33                                                              1,447,770    A3            A-
       170,000    New York, New York (Prerefunded) - Series I, General Obligation,
                  6.25%, due 04/15/27                                                                185,130    A3            A-
     1,850,000    New York, New York (Unrefunded Balance) - Series I, General Obligation,
                  6.25%, due 04/15/27                                                              1,867,982    A3             A
     3,000,000    New York, New York, City Housing Development Corp Multifamily
                  Housing Revenue - Series B, 5.25%, due 11/01/31                                  2,605,620    Aa2           AA
     1,705,000    New York State Dormitory Authority (Health Facilities) -
                  Series A, 5.50%, due 05/15/24, (FSA Insured)                                     1,598,403    Aaa           AAA
     1,300,000    New York State Dormitory Authority (Montefiore Medical Center),
                  5.50%, due 08/01/38, (AMBAC Insured)                                             1,191,684    Aaa           AAA
     1,000,000    New York State Dormitory Authority (St. Charles Hospital & Rehab Center),
                  5.50%, due 07/01/22, (MBIA Insured)                                                938,530    Aaa           AAA
     6,815,000    New York State Dormitory Authority (Highlands Living),
                  6.60%, due 02/01/34, (FHA Insured)                                               7,089,781                  AA
     2,330,000    New York State Dormitory Authority (Presbyterian Residential Community),
                  6.50%, due 08/01/34, (FHA Insured)                                               2,405,911                  AA
     3,500,000    New York State Dormitory Authority (Jewish Geriatric - Long Island),
                  7.35%, due 08/01/29, (FHA Insured)                                               3,832,745                  AAA
     5,190,000    New York State Dormitory Authority (Niagara Frontier Home),
                  6.40%, due 02/01/35, (FHA Insured)                                               5,296,551                  AA
     1,000,000    New York State Dormitory Authority (St. Lukes Home Residential Health),
                  6.375%, due 08/01/35, (FHA Insured)                                              1,019,420                  AA

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    3,900,000    New York State Dormitory Authority (Nottingham Retirement Community),
                  6.125%, due 07/01/25, (SONYMA Insured)                                      $    3,900,897    Aa1
     4,755,000    New York State Dormitory Authority (Geneva Nursing Home),
                  6.20%, due 08/01/35, (FHA Insured) (b)                                           4,791,946                  AA
     5,750,000    New York State Dormitory Authority (Nursing Home-St. Johns Health),
                  6.25%, due 02/01/36, (FHA Insured)                                               5,765,755                  AA
     2,730,000    New York State Dormitory Authority (Jewish Home of Central NY),
                  6.25%, due 07/01/25, (LOC-Onbank & Trust Co.)                                    2,764,698    Aaa
       500,000    New York State Dormitory Authority (Dept. Of Education),
                  5.75%, due 07/01/21 (MBIA Insured)                                                 486,130    Aaa           AAA
     2,400,000    New York State Dormitory Authority (Nursing Home),
                  6.125%, due 02/01/36, (FHA Insured)                                              2,380,416                  AAA
     3,000,000    New York State Dormitory Authority (Methodist Hospital) - Series A,
                  6.05%, due 02/01/34, (AMBAC/FHA Insured)                                         3,002,310    Aaa           AAA
       750,000    New York State Dormitory Authority (Grace Manor Health Care Facility),
                  6.15%, due 07/01/18, (SONYMA Insured)                                              759,420    Aa1
     4,000,000    New York State Dormitory Authority (Nursing Home-Menorah Campus),
                  6.10%, due 02/01/37, (FHA Insured)                                               3,948,600                  AAA
       700,000    New York State Dormitory Authority (Millard Fillmore Hospital),
                  5.375%, due 02/01/32, (AMBAC/FHA Insured)                                          635,516    Aaa           AAA
     1,000,000    New York State Dormitory Authority (Nursing Home-Rosalind & Joseph),
                  5.70%, due 02/01/37, (AMBAC/FHA Insured)                                           947,520    Aaa           AAA
     1,500,000    New York State Dormitory Authority (Hunts Point Multi-Service Center),
                  5.625%, due 07/01/22, (SONYMA Insured)                                           1,401,000    Aa1
     2,400,000    New York State Dormitory Authority (Niagara Lutheran Development) -
                  Nursing Home, 5.60%, due 08/01/37, (MBIA/FHA Insured)                            2,237,496    Aaa           AAA
       500,000    New York State Dormitory Authority (Saint Barnabas Hospital),
                  5.45%, due 08/01/35, (AMBAC/FHA Insured)                                           456,420    Aaa           AAA
     1,000,000    New York State Dormitory Authority (FHA-Nursing Home - Center for
                  Nursing), 5.55%, due 08/01/37, (FHA Insured)                                       903,170                  AA
     1,000,000    New York State Dormitory Authority (North Shore University Hospital),
                  5.25%, due 11/01/19, (MBIA Insured)                                                912,370    Aaa           AAA
     1,500,000    New York State Dormitory Authority (Menorah Home & Hospital),
                  5.10%, due 08/01/28, (AMBAC/FHA Insured)                                         1,305,165    Aaa           AAA
     3,800,000    New York State Dormitory Authority (Brooklyn Hospital Center),
                  5.15%, due 02/01/29, (AMBAC/FHA Insured)                                         3,341,264    Aaa

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      270,000    New York State Energy Research & Development Authority -
                  Electric Facilities - (Long Island Lighting),  Unrefunded Balance,
                  7.15%, due 02/01/22                                                         $      284,574    A2            A-
     1,000,000    New York State Energy Research & Development Authority-Gas Facilities
                  (Brooklyn Union Gas), 6.75%, due 02/01/24, (MBIA Insured)                        1,058,740    Aaa           AAA
       500,000    New York State Energy Research & Development Authority -
                  Pollution Control- (Niagara Mohawk Power Corporation),
                  6.625%, due 10/01/13, (FGIC Insured)                                               526,445    Aaa           AAA
     3,400,000    New York State Housing Finance Agency (Phillips Village Project) -
                  Series A, 7.75%, due 08/15/17, (FHA/SONYMA Insured)                              3,642,828    A2
     1,500,000    New York State Housing Finance Agency (Insured-Multifamily Mortgage) -
                  Series C, 6.50%, due 08/15/24, (FHA Insured)                                     1,549,410    Aa2           AAA
     1,990,000    New York State Housing Finance Agency (Housing Project Mortgage) -
                  Series A, 6.125%, due 11/01/20, (FSA Insured)                                    1,995,711    Aaa           AAA
     2,000,000    New York State Housing Finance Agency (Multifamily Housing) -
                  Series D, 6.10%, due 11/15/36, (FHA Insured)                                     1,997,020                  AAA
     1,540,000    New York State Housing Finance Agency (Hospital & Health Care) -
                  Series A, 5.15%, due 11/01/16                                                    1,423,869    Aaa           AAA
        60,000    New York State Medical Care Facilities Finance Agency,
                  7.30%, due 02/15/21                                                                 63,552    A3
     6,750,000    New York State Medical Care Facilities Finance Agency - Series B,
                  6.60%, due 08/15/34, (FHA Insured)                                               7,023,375    Aa2           AA
     2,505,000    New York State Medical Care Facilities Finance Agency
                  (Mortgage Project) - Series A, 6.50%, due 02/15/35, (FHA Insured)                2,564,494    Aa2           AA
     6,950,000    New York State Medical Care Facilities Finance Agency
                  (Mortgage Project) - Series C, 6.375%, due 02/15/29, (FHA Insured)               7,186,092    Aa2           AA
     5,000,000    New York State Medical Care Facilities Finance Agency
                  (Mortgage Project) - Series E, 6.375%, due 02/15/35, (FHA Insured)               5,058,200    Aa2           AA
     1,750,000    New York State Medical Care Facilities Finance Agency,
                  Prerefunded, Series D, 6.60%, due 02/15/31, (FHA Insured)                        1,886,658                  AAA
     1,000,000    New York State Urban Development Corp, (Senior Lien Corp.),
                  5.50%, due 07/01/26, (HUD Insured)                                                 930,160    Aaa           AAA
       500,000    Oneida County New York Industrial Development Agency (Mohawk Valley
                  Handicapped Service), 5.30%, due 03/15/19, (ACA Insured)                           453,270                   A
     3,200,000    Oswego County New York Development Agency (Seneca Hill Project) -
                  Series A, 5.65%, due 08/01/37, (FHA Insured)                                     2,941,664                  AA

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      600,000    Oswego County New York Development Agency (Saint Luke Residential
                  Health) - Series A, 5.40%, due 02/01/38, (FHA Insured)                      $      530,052                  AAA
     1,000,000    Otsego County New York Development Agency (Bassett Healthcare
                  Project B), 5.375%, due 11/01/20, (MBIA Insured)                                   930,520    Aaa           AAA
     2,500,000    Syracuse New York Housing Authority (Loretto Residential Health) -
                  Series A, 5.80%, due 08/01/37, (FHA Insured)                                     2,369,200                  AAA
     3,000,000    Tsasc Incorporated, New York, (Tobacco Flexible Amortization Bond) -
                  Series 1, 6.375%, due 07/15/39                                                   2,936,580    Aa3            A
                                                                                              --------------
                  Total Municipal Bonds (Cost $124,722,429)                                      124,159,889
                                                                                              --------------

    Shares
--------------
CLOSED-END FUNDS (9.30%)
-----------------------------------------------------------------------------------------------------------------------------------
       133,400    Muniholdings New York Insured Fund III                                           1,459,063
       170,500    Muniholdings New York Insured Fund Incorporated                                  2,024,688
       137,300    Muniholdings New York Fund Incorporated                                          1,570,369
       114,600    Muniholdings New York Insured Fund II Incorporated                               1,239,112
       213,996    Muniyield New York Insured Fund                                                  2,514,453
       112,400    Nuveen New York Performance Plus                                                 1,559,550
       114,600    Nuveen New York Investment Quality Municipal Fund                                1,532,775
        33,000    Nuveen New York Select Quality Municipal Fund                                      453,750
        31,600    Van Kampen Merritt New York Quality                                                422,650
         9,100    Van Kampen Merritt                                                                 135,362
                                                                                              --------------
                  Total Closed-End Funds (Cost $14,615,675)                                       12,911,772
                                                                                              --------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
COMMERCIAL PAPER (0.64%)
-----------------------------------------------------------------------------------------------------------------------------------
$      890,000    General Electric Capital Corporation, 5.40%, due 12/01/99                   $      890,000
                                                                                              --------------
                  Total Commercial Paper (Cost $890,000)                                             890,000
                                                                                              --------------
                  Total Investments (99.42%) (Cost $140,228,104)+                                137,961,661
                  Cash and Other Assets, Net of Liabilities (0.58%)                                  804,555
                                                                                              --------------
                  Net Assets (100.00%)                                                        $  138,766,216
                                                                                              ==============

(a)   When-issued security.

(b) Security has been segregated at the custodian bank for a when-issued security.

+     Aggregate cost for federal income tax purposes is $140,474,097.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $2,472,231 and $4,984,667, respectively, resulting in net unrealized depreciation of $2,512,436.

      KEY:

      AMBAC   =  Ambac Indemnity Corporation
      ACA     =  American Capital Access
      FGIC    =  Financial Guaranty Insurance Corporation
      FHA     =  Federal Housing Administration
      FSA     =  Financial Security Assurance, Inc.
      HUD     =  Department of Housing and Urban Development
      LOC     =  Letter of Credit
      MBIA    =  Municipal Bond Insurance Association
      SONYMA  =  State of New York Mortgage Agency

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
MUNICIPAL BONDS (81.76%)
-----------------------------------------------------------------------------------------------------------------------------------
$      200,000    Camden County, New Jersey Import Authority Lease Revenue,
                  5.50%, due 09/01/16, (FGIC Insured)                                         $      194,858     Aaa           AAA
       125,000    Cape May County, New Jersey Industrial Pollution Control Financing
                  Authority, Atlantic City Electric Company Project A,
                  7.20%, due 11/01/29, (MBIA Insured)                                                137,927     Aaa           AAA
       110,000    Essex County, New Jersey Import Authority, County Correctional
                  Facility - Series A, 5.70%, due 01/01/27, (FGIC Insured)                           107,765     Aaa           AAA
        70,000    Essex County, New Jersey Import Authority Orange School District -
                  Series A, 6.95%, due 07/01/14, (MBIA Insured)                                       78,676     Aaa           AAA
       200,000    Guam Housing Corp., Single Family - Series A,
                  5.75%, due 09/01/31, (FHLMC Insured)                                               189,992                   AAA
       100,000    Irvington, New Jersey Housing & Mortgage Finance Authority,
                  6.50%, due 02/01/24, (FHA Insured)                                                 102,926                   AAA
       300,000    Middlesex County, New Jersey Import Authority,
                  5.90%, due 09/15/21                                                                300,990     Aa3           A+
        25,000    New Jersey Economic Development Authority, Economic Development
                  Revenue, Refunding - Heath VLJ-96 Project,
                  6.00%, due 05/01/16, (LOC-First Union National Bank)                                26,567                   A+
       175,000    New Jersey Economic Development Authority, Economic Development
                  Revenue, Unrefunded Balance - Heath VLG-96 Project,
                  6.00%, due 05/01/16, (LOC-First Union National Bank)                               177,707                   A+
       100,000    New Jersey Economic Development Authority, Economic Development
                  Revenue, American Airlines Inc. Project, 7.10%, due 11/01/31                       103,647    Baa1          BBB-
       250,000    New Jersey Economic Development Authority, Economic Development
                  Revenue, Bancroft Incorporated Obligation Group,
                  6.05%, due 12/01/25, (Connie Lee Insured)                                          253,317                   AAA
       150,000    New Jersey Economic Development Authority, Economic Development
                  Revenue, Refunding - Burlington Coat Factory,
                  6.125%, due 09/01/10, (LOC-First Union National Bank)                              157,138     Aa3
       150,000    New Jersey Economic Development Authority, Economic Development
                  Revenue, W.Y. Urban Holding Company,
                  6.50%, due 06/01/15, (LOC-Fleet Bank)                                              157,137                   A+
       100,000    New Jersey Economic Development Authority, Pollution Control Revenue,
                  PSE&G Co. Project, 6.40%, due 05/01/32, (MBIA Insured)                             102,339     Aaa           AAA
       100,000    New Jersey Economic Development Authority, N. J. American Water Co.
                  Project A, 6.875%, due 11/01/34, (FGIC Insured)                                    107,561     Aaa           AAA

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$       85,000    New Jersey Health Care Facilities Financing Authority, Irvington General
                  Hospital Issue, 6.40%, due 08/01/25, (FHA Insured)                          $       92,581                   AAA
       125,000    New Jersey Health Care Facilities Financing Authority - General
                  Hospital Center at Passaic, 6.75%, due 07/01/19, (FSA Insured)                     138,466     Aaa           AAA
       100,000    New Jersey Health Care Facilities Financing Authority, Monmouth
                  Medical Center Issue - Series C, 6.25%, due 07/01/24, (FSA Insured)                108,198     Aaa           AAA
       150,000    New Jersey Health Care Facilities Financing Authority, St. Joseph's
                  Hospital & Medical Center, 6.00%, due 07/01/26, (Connie Lee Insured)               151,493                   AAA
        25,000    New Jersey Health Care Facilities Financing Authority, Capital Health
                  System Obligation Group, 5.25%, due 07/01/27                                        20,031    Baa2          BBB-
       100,000    New Jersey Health Care Facilities Financing Authority, Community Medical
                  Center/Kimball, 5.50%, due 07/01/08                                                103,169     Aaa           AAA
       235,000    New Jersey Health Care Facilities Financing Authority,
                  Cathedral Health Services, 5.25%, due 08/01/21, (MBIA/FHA Insured)                 216,703     Aaa           AAA
       250,000    New Jersey Health Care Facilities Financing Authority, Palisades Medical
                  Center Obligation Group, 5.25%, due 07/01/28, (ACA Insured)                        219,878                    A
       300,000    New Jersey Health Care Facilities Financing Authority,
                  Meridian Health System Obligation Group,
                  5.25%, due 07/01/29, (FSA Insured)                                                 271,686     Aaa           AAA
       100,000    New Jersey Economic Development Authority, Economic Growth -
                  Series D, 6.55%, due 08/01/14, (LOC - Fleet Bank)                                  103,754                   A+
       100,000    New Jersey Economic Development Authority, Sewage Facilities,
                  Anheuser-Busch Project, 5.85%, due 12/01/30                                         97,625     A1            A+
       290,000    New Jersey State Education Facilities Authority, Monmouth University -
                  Series C, 5.40%, due 07/01/06                                                      292,862    Baa2           BBB
       100,000    New Jersey State Education Facilities Authority, New Jersey Institute Tech
                  Issue - Series A, 6.00%, due 07/01/24, (MBIA Insured)                              100,858     Aaa           AAA
       150,000    New Jersey State Education Facilities Authority, Trenton State
                  College - Series E, 6.00%, due 07/01/19, (AMBAC Insured)                           151,364     Aaa           AAA
       240,000    New Jersey State Higher Education Assistance Authority, Student
                  Loan Program - Series A, 5.80%, due 06/01/16, (MBIA Insured)                       241,044     Aaa           AAA
        50,000    New Jersey State Higher Education Assistance Authority, Student Loan -
                  Series A, 5.30%, due 06/01/17, (AMBAC Insured)                                      47,401     Aaa           AAA
       125,000    New Jersey State Housing & Mortgage Finance Agency, MHRB
                  Refunding - Presidential Plaza, 7.00%, due 05/01/30, (FHA Insured)                 131,341                   AAA
       300,000    New Jersey State Housing & Mortgage Finance Agency, MHRB -
                  Series A, 6.05%, due 11/01/20, (AMBAC/FHA Insured)                                 299,277     Aaa           AAA

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      100,000    New Jersey State Housing & Mortgage Finance Agency, MHRB -
                  Series A, 6.25%, due 05/01/28, (AMBAC Insured), Subject to AMT              $      100,188    Aaa           AAA
        75,000    New Jersey State Housing & Mortgage Finance Agency, MHRB -
                  Series A, 5.65%, due 05/01/40, (AMBAC Insured), Subject to AMT                      68,598    Aaa           AAA
       125,000    New Jersey State Housing & Mortgage Finance Agency,
                  Series A, 6.95%, due 11/01/13, (HUD Section 8 Insured)                             132,085                  A+
       150,000    New Jersey State Housing & Mortgage Finance Agency, Home Buyers -
                  Series O, 6.35%, due 10/01/27, (MBIA Insured), Subject to AMT                      153,512    Aaa           AAA
       400,000    New Jersey State Housing & Mortgage Finance Agency, Home Buyers -
                  Series X, 5.35%, due 04/01/29, (MBIA Insured), Subject to AMT                      353,196    Aaa           AAA
       250,000    New Jersey State Transportation Trust Fund Authority, Transportation
                  System-Series A, 5.625%, due 06/15/14                                              254,095    Aa2           AA-
       140,000    Newark, New Jersey Housing Finance Corporation Mortgage, Refunding -
                  HUD Section 8 - Manor Apartments - Series A,
                  7.50%, due 02/15/24, (FHA Insured)                                                 149,890                  AAA
       800,000    Port Authority of New York & New Jersey Special Obligation, JFK
                  International Air Terminal - Series 6, 5.75%, due 12/01/22                         782,048    Aaa           AAA
        70,000    Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage,
                  Affordable Housing Mortgage - Portfolio I, 6.25%, due 04/01/29,
                  (GNMA/FNMA/FHLMC Insured), Subject to AMT                                           70,438    Aaa           AAA
       250,000    Rancocas Valley New Jersey Regional High School District
                  General Obligation, 5.30%, due 02/01/21, (FGIC Insured)                            234,853    Aaa           AAA
                                                                                              --------------
                  Total Municipal Bonds (Cost $7,302,914)                                          7,285,181
                                                                                              --------------

    Shares
--------------
CLOSED-END FUNDS (9.34%)
-----------------------------------------------------------------------------------------------------------------------------------
        21,900    Muniyield New Jersey Insured Fund                                                  260,063
        31,114    Muniyield New Jersey Fund                                                          381,147
         3,000    Muniholdings New Jersey Insured Fund                                                34,687
         4,574    Muniholdings New Jersey Insured Fund III                                            50,600
         8,700    Muniholdings New Jersey Insured Fund IV                                            105,487
                                                                                              --------------
                  Total Closed-End Funds (Cost $992,287)                                             831,984
                                                                                              --------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
COMMERCIAL PAPER (1.40%)
-----------------------------------------------------------------------------------------------------------------------------------
$      125,000    General Electric Capital Corporation, 5.40%, due 12/02/99                   $      125,000
                                                                                              --------------
                  Total Commercial Paper (Cost $125,000)                                             125,000
                                                                                              --------------
                  Total Investments (92.50%) (Cost $8,420,201)+                                    8,242,165
                  Cash and Other Assets, Net of Liabilities (7.50%)                                  668,399
                                                                                              --------------
                  Net Assets (100.00%)                                                        $    8,910,564
                                                                                              ==============

+     Aggregate cost for federal income tax purposes is $8,422,323.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $161,931 and $342,089, respectively, resulting in net unrealized depreciation of $180,158.

      KEY

      ACA     =  American Capital Access
      AMBAC   =  Ambac Indemnity Corporation
      AMT     =  Alternative Minimum Tax
      FGIC    =  Financial Guaranty Insurance Corporation
      FHA     =  Federal Housing Administration
      FHLMC   =  Federal Home Loan Mortgage Corporation
      FNMA    =  Federal National Mortgage Association
      FSA     =  Financial Security Assurance, Inc.
      GNMA    =  Government National Mortgage Association
      HUD     =  Department of Housing and Urban Development
      LOC     =  Letter of Credit
      MBIA    =  Municipal Bond Insurance Association
      MHRB    =  Multi-family Housing Revenue Bond

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
MUNICIPAL BONDS (91.65%)
-----------------------------------------------------------------------------------------------------------------------------------
$      150,000    All Saints Health System, 9.00%, due 08/15/24, (MBIA Insured)                $      154,867   Aaa           AAA
       385,000    Baltimore, Maryland - Series B, General Obligation,
                  7.90%, due 10/15/16, (FGIC Insured)                                                 387,379   Aaa           AAA
     1,100,000    Bastrop, Texas Economic Development Corporation, Sales Tax,
                  8.00%, due 08/15/16                                                               1,109,977                BBB+
       100,000    Buffalo, New York - Series F, 9.05%, due 02/01/15, (AMBAC Insured)                  102,453   Aaa           AAA
       240,000    California Housing Finance Agency, Multi-family Housing - Series C,
                  8.10%, due 02/01/37, (AMBAC Insured)                                                234,598   Aaa           AAA
     2,000,000    Compton, California Community Redevelopment Agency - Series C,
                  Tax Allocation, 0.00%*, due 08/01/22, (FSA Insured)                                 332,040   Aaa           AAA
       150,000    Connecticut State Health and Educational Facilities Authority, Maefair
                  Health Care, 9.20%, due 11/01/24                                                    169,639   A1            AA-
       150,000    Connecticut State Health and Educational Facilities Authority, Shady Knoll
                  Center, 8.90%, due 11/01/24                                                         162,021   A1            AA-
       255,000    Connecticut State Housing Finance Authority - Series F,
                  9.25%, due 05/15/27                                                                 263,581   Aa2           AA
       200,000    Connecticut State Housing Finance Authority - Series G,
                  7.625%, due 05/15/21                                                                192,816   Aa2           AA
       100,000    Connecticut State Development Authority - Sub Series B1,
                  8.50%, due 08/15/14                                                                 103,478                 A+
       125,000    Conyers, Georgia Water & Sewer - Series B,
                  8.75%, due 07/01/15, (AMBAC Insured)                                                125,750   Aaa           AAA
       250,000    Cuyahoga County, Ohio Economic Development, Gateway Arena Project -
                  Series A, 8.625%, due 06/01/22                                                      259,907
       500,000    Detroit, Michigan Downtown Development Authority Tax Increment
                  Revenue, Taxable-Dev Area No 1 Project-B,
                  6.68%, due 07/01/28, (MBIA Insured)                                                 441,920   Aaa           AAA
       200,000    Florida Housing Finance Agency, Taxable Housing Mariner Club - K-2,
                  8.25%, due 09/01/15, (AMBAC Insured)                                                198,182   Aaa           AAA
     1,230,000    Harrisburg, Pennsylvania - Series A, General Obligation,
                  0.00%*, due 04/01/18, (AMBAC Insured)                                               300,796   Aaa           AAA
     1,165,000    Harrisburg, Pennsylvania - Series A, General Obligation,
                  0.00%*, due 04/01/19, (AMBAC Insured)                                               263,838   Aaa           AAA
       350,000    Harrison County, Mississippi - Series A, General Obligation,
                  7.75%, due 04/01/16, (MBIA Insured)                                                 352,023   Aaa
       150,000    Idaho Housing Agency, 8.50%, due 07/01/09, (HUD Section 8 Insured)                  151,035    A

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      150,000    Illinois Housing Development Authority, Affordable Housing Project,
                  8.64%, due 12/01/21, (AMBAC Insured)                                        $      154,072     Aaa           AAA
     2,180,000    Kern County, California Pension Obligation,
                  0.00%*, due 08/15/18, (MBIA Insured)                                               513,455     Aaa           AAA
       325,000    Maryland State Community Development Administration - Series F,
                  9.10%, due 05/15/10, (MHF Insured)                                                 336,866     Aa3
       150,000    Memorial Health System, Illinois, 8.375%, due 10/01/20, (MBIA Insured)             156,606     Aaa           AAA
       200,000    Michigan State Housing Development Authority - Series A,
                  8.30%, due 11/01/15, (AMBAC Insured)                                               201,266     Aaa           AAA
        50,000    Minnesota State Housing Finance Agency, Rental Housing - Series B,
                  8.00%, due 02/01/18                                                                 49,500                   AA
        40,000    Minnesota State Housing Finance Agency, Single Family Mortgage -
                  Series G, 8.05%, due 01/01/12                                                       39,300     Aa2           AA+
       600,000    Mississippi Hospital Equipment and Facilities Authority, Wesley Health
                  Systems - Series A, 9.10%, due 04/01/06                                            651,624     AAA
        60,000    New Hampshire State Housing and Finance Authority, Single Family -
                  Series C, 9.40%, due 07/01/14                                                       61,323     Aa2
       240,000    New Jersey State Housing and Mortgage Finance Agency, Rental Housing -
                  Series E, 8.95%, due 11/01/12                                                      246,029                   AA-
       700,000    New York State Dormitory Authority, Highland Hospital - Series B,
                  7.45%, due 08/01/35, (MBIA Insured)                                                678,461     Aaa           AAA
       250,000    New York State Environmental Facilities - Series A,
                  9.625%, due 03/15/21                                                               270,938    Baa1           AAA
       300,000    New York State Housing Finance Agency, Multi-family Housing - Series B,
                  8.25%, due 05/15/35, (FHA Insured)                                                 293,784                   AAA
       350,000    New York State Housing Finance Agency, Multi-family Housing - Series C,
                  8.11%, due 11/15/38, (FHA Insured)                                                 344,484                   AAA
       110,000    New York State Housing Finance Agency, Service Contract Obligation -
                  Series B, 8.60%, due 03/15/04                                                      115,539    Baa1           A-
       100,000    Pittsburgh, Pennsylvania Urban Redevelopment Authority,
                  9.07%, due 09/01/14, (FSA Insured)                                                 107,304     Aaa           AAA
       300,000    Sacramento County, California - Series A,
                  7.68%, due 08/15/21, (MBIA Insured)                                                302,463     Aaa           AAA
       120,000    Southeastern Pennsylvania Transit Authority - Series B,
                  8.75%, due 03/01/20, (FGIC Insured)                                                123,155     Aaa           AAA
       300,000    Tampa, Florida Sports Authority, Hillsboro Arena Project,
                  8.07%, due 10/01/26, (MBIA Insured)                                                296,253     Aaa           AAA

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
================================================================================

                                                                                                                    Ratings
                                                                                                              ---------------------
     Face                                                                                          Value                   Standard
    Amount                                                                                       (Note 1)     Moody's      & Poor's
--------------                                                                                --------------  -------      --------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      300,000    Texas State, Veterans Housing, General Obligation,
                  7.35%,due 12/01/21                                                          $      279,189    Aa1           AA
       375,000    Texas State Department of Housing and Community Affairs
                  Series C-1, 7.76%, due 09/01/17, (MBIA Insured)                                    368,164    Aaa           AAA
       500,000    Virginia State Housing Development Authority Commonwealth Mortgage,
                  7.80%, due 07/01/17                                                                480,435    Aa1           AA+
       450,000    Virginia State Housing Development Authority Commonwealth Mortgage,
                  8.375%, due 10/01/20                                                               450,954    Aa1           AA+
       365,000    Virginia State Housing Development Authority, Multi-family - Series A,
                  8.125%, due 11/01/15                                                               360,653    Aa1           AA+
       175,000    Wisconsin Housing & Economic Development Authority - Series H,
                  7.875%, due 03/01/26                                                               172,057    Aa2           AA
                                                                                              --------------
                  Total Municipal Bonds (Cost $12,424,964)                                        12,360,174
                                                                                              --------------

    Shares
--------------
CLOSED-END FUNDS (8.42%)
-----------------------------------------------------------------------------------------------------------------------------------
        90,880    Blackrock Income Trust Incorporated                                                545,280
        80,000    Hyperion Total Return Fund Incorporated                                            590,000
                                                                                              --------------
                  Total Closed-End Funds (Cost $1,196,243)                                         1,135,280
                                                                                              --------------
                  Total Investments (100.07%) (Cost$13,621,207)+                                  13,495,454
                  Liabilities in Excess of Cash and Other Assets (-0.07%)                            (8,819)
                                                                                              --------------
                  Net Assets (100.00%)                                                        $   13,486,635
                                                                                              ==============

+     Aggregate cost for federal income tax purposes is $13,709,480.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $205,061 and $419,087, respectively, resulting in net unrealized depreciation of $214,026.

*     Zero Coupon Bond

      KEY:

      AMBAC   =  Ambac Indemnity Corporation
      FGIC    =  Financial Guaranty Insurance Corporation
      FHA     =  Federal Housing Administration
      FSA     =  Financial Security Assurance, Inc.
      HUD     =  Department of Housing and Urban Development
      MBIA    =  Municipal Bond Insurance Association
      MHF     =  Maryland Housing Fund

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999
================================================================================

                                                                                Lebenthal          Lebenthal            Lebenthal
                                                                                New York           New Jersey           Taxable
                                                                                Municipal          Municipal            Municipal
                                                                                Bond Fund          Bond Fund            Bond Fund
                                                                              -------------       -------------       -------------
ASSETS
Investment in securities at value (cost $140,228,104, $8,420,201
   and $13,621,207) ....................................................      $ 137,961,661       $   8,242,165       $  13,495,454
Cash ...................................................................            101,791              11,844                  --
Receivables:
      Securities sold ..................................................          3,706,138             495,637                  --
      Capital shares sold ..............................................            357,785              65,056               8,642
      Interest and dividends ...........................................          2,195,570             136,206             204,032
      Due from Manager .................................................                 --              51,423              26,492
                                                                              -------------       -------------       -------------
        Total assets ...................................................        144,322,945           9,002,331          13,734,620
                                                                              -------------       -------------       -------------
LIABILITIES
Payables:
      Securities purchased .............................................          3,702,713              39,964                  --
      Capital shares redeemed ..........................................          1,307,145               4,000             138,086
      Dividends declared ...............................................            413,944              26,774              47,631
      Distribution fee payable (Note 3) ................................             29,904                  --                  --
      Management fee payable (Note 2) ..................................             26,381               1,856               2,828
      Administration fee payable .......................................             23,661               1,364               3,339
      Due to custodian .................................................                 --                  --              40,409
Accrued expenses and other liabilities .................................             52,981              17,809              15,692
                                                                              -------------       -------------       -------------
        Total liabilities ..............................................          5,556,729              91,767             247,985
                                                                              -------------       -------------       -------------
NET ASSETS .............................................................        138,766,216           8,910,564          13,486,635
                                                                              =============       =============       =============
NET ASSETS consist of:
Par value ..............................................................             18,168               1,369               1,979
Paid in capital ........................................................        142,616,600           9,497,360          14,082,433
Undistributed investment income-net ....................................              9,065                (152)                 --
Accumulated net realized loss on investments ...........................         (1,611,174)           (409,977)           (472,024)
Unrealized depreciation on investments - net ...........................         (2,266,443)           (178,036)           (125,753)
                                                                              -------------       -------------       -------------
        Total net assets ...............................................      $ 138,766,216       $   8,910,564       $  13,486,635
                                                                              =============       =============       =============
CLASS A
Net Assets .............................................................      $ 134,856,800       $   8,910,564       $  13,486,635
Shares outstanding (Note 4) ............................................         17,656,480           1,368,922           1,979,100
Net asset value and redemption price per share .........................      $        7.64       $        6.51       $        6.81
Maximum offering price per share* ......................................      $        8.00       $        6.82       $        7.13

CLASS B
Net Assets .............................................................      $   3,909,416       $          --       $          --
Shares outstanding (Note 4) ............................................            511,564                  --                  --
Net asset value, offering price and redemption price per share** .......      $        7.64       $          --       $          --

* The sales charge for Class A is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.

** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1999
================================================================================

                                                                              Lebenthal            Lebenthal             Lebenthal
                                                                              New York             New Jersey            Taxable
                                                                              Municipal            Municipal             Municipal
                                                                              Bond Fund            Bond Fund             Bond Fund
                                                                             ------------         ------------         ------------
INVESTMENT INCOME
Income:
   Interest .........................................................        $  8,108,801         $    488,700         $  1,109,272
   Dividends ........................................................             456,708               32,507               76,384
                                                                             ------------         ------------         ------------
      Total income ..................................................           8,565,509              521,207            1,185,656
                                                                             ------------         ------------         ------------
Expenses:
   Management fee (Note 2) ..........................................             333,175               23,475               39,370
   Distribution fee:
      Class A (Note 3) ..............................................             363,794               23,475               39,370
      Class B (Note 3) ..............................................              33,151                   --                   --
   Shareholder servicing fees:
      Class A .......................................................              71,587               30,768               31,625
      Class B .......................................................              27,870                   --                   --
   Administration fee ...............................................             147,346                8,925               16,117
   Printing .........................................................              13,655                1,206                2,416
   Custodian fee ....................................................              23,654                3,106                3,087
   Interest .........................................................                 979                  180                  784
   Legal and compliance fees ........................................              63,856                9,321                6,779
   Audit and accounting fees ........................................              87,075               30,174               32,704
   Directors' fees ..................................................               8,200                  462                  960
   Registration fees:
      Class A .......................................................               1,582                3,127                6,114
      Class B .......................................................               2,695                   --                   --
   Other ............................................................               2,846                1,671                2,025
                                                                             ------------         ------------         ------------
      Total expenses ................................................           1,181,465              135,890              181,351
   Less: Reimbursement of expenses by Manager (Note 2) ..............                  --              (44,366)             (11,652)
      Fees waived by Distributor (Note 3) ...........................             (27,474)             (23,475)             (39,370)
      Fees paid indirectly (Note 1) .................................              (1,646)              (1,194)                (848)
                                                                             ------------         ------------         ------------
   Net expenses .....................................................           1,152,345               66,855              129,481
                                                                             ------------         ------------         ------------
Net investment income ...............................................           7,413,164              454,352            1,056,175
                                                                             ------------         ------------         ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments ....................................          (1,610,400)            (182,005)            (152,602)
Change in unrealized appreciation of investments ....................         (12,965,286)            (755,797)          (1,866,190)
                                                                             ------------         ------------         ------------
Net realized and unrealized loss on investments .....................         (14,575,686)            (937,802)          (2,018,792)
                                                                             ------------         ------------         ------------
Decrease in net assets from operations ..............................        $ (7,162,522)        $   (483,450)        $   (962,617)
                                                                             ============         ============         ============

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 1999 AND 1998
================================================================================

                                                        Lebenthal New York Municipal               Lebenthal New Jersey Municipal
                                                                  Bond Fund                                  Bond Fund
                                                     -----------------------------------        -----------------------------------
                                                          1999                 1998                 1999                  1998
                                                     -------------         -------------        -------------         -------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income ..................       $   7,413,164         $   7,075,712        $     454,352         $     379,638
      Net realized gain (loss) on
        investments ..........................          (1,610,400)            2,462,544             (182,005)               36,505
      Change in unrealized
        appreciation .........................         (12,965,286)            1,099,338             (755,797)              199,349
                                                     -------------         -------------        -------------         -------------
   Increase (Decrease) in net assets
      from operations ........................          (7,162,522)           10,637,594             (483,450)              615,492
   Dividends from net investment
      income:
        Class A shares .......................          (7,273,696)*          (7,033,260)            (454,352)*            (379,638)
        Class B shares .......................            (139,468)*             (42,452)                  --                    --
   Dividends from net realized gain
      on investments:
        Class A shares .......................          (1,761,311)                   --                   --                    --
        Class B shares .......................             (34,360)                   --                   --                    --
   Capital share transactions
      (Note 4) ...............................           4,663,837            12,767,794              806,223             2,684,705
                                                     -------------         -------------        -------------         -------------
        Total increase (decrease) ............         (11,707,520)           16,329,676             (131,579)            2,920,559
   Net assets:
      Beginning of period ....................         150,473,736           134,144,060            9,042,143             6,121,584
                                                     -------------         -------------        -------------         -------------
      End of period (1) ......................       $ 138,766,216         $ 150,473,736        $   8,910,564         $   9,042,143
                                                     =============         =============        =============         =============
(1) Includes Undistributed Net
      Investment Income (Loss) ...............       $       9,065         $       8,544        $        (152)        $          --
                                                     =============         =============        =============         =============

(Unaudited Information)

* 98.47% and 98.39% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED NOVEMBER 30, 1999 AND 1998
================================================================================

                                                                                                  Lebenthal Taxable Municipal
                                                                                                           Bond Fund
                                                                                             --------------------------------------
                                                                                                 1999                       1998
                                                                                             ------------              ------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income ....................................................             $  1,056,175              $  1,036,722
      Net realized gain (loss) on investments ..................................                 (152,602)                   42,480
      Change in unrealized appreciation ........................................               (1,866,190)                  701,114
                                                                                             ------------              ------------
   Increase (Decrease) in net assets from operations ...........................                 (962,617)                1,780,316
   Dividends from net investment income ........................................               (1,056,175)               (1,036,722)
   Capital share transactions (Note 4) .........................................               (2,283,652)                2,051,611
                                                                                             ------------              ------------
        Total increase (decrease) ..............................................               (4,302,444)                2,795,205
   Net assets:
      Beginning of period ......................................................               17,789,079                14,993,874
                                                                                             ------------              ------------
      End of period (1) ........................................................             $ 13,486,635              $ 17,789,079
                                                                                             ============              ============
(1) Includes Undistributed Net Investment Income ...............................             $         --              $         --
                                                                                             ============              ============

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:
================================================================================

                                                                        Lebenthal New York
                                                                   Municipal Bond Fund -- Class A
                                                ------------------------------------------------------------------------
                                                                       Year Ended November 30,
                                                ------------------------------------------------------------------------
                                                   1999           1998            1997            1996           1995
                                                ---------       ---------       ---------       ---------      ---------
Per Share Operating Performance:
Net asset value, beginning of period ........   $    8.53       $    8.32       $    8.09       $    7.99      $    6.84
                                                ---------       ---------       ---------       ---------      ---------
Income from investment operations:
Net investment income .......................        0.41            0.42            0.42            0.41           0.43
Net realized and unrealized gain (loss)
   on investments ...........................       (0.79)           0.21            0.23            0.10           1.15
                                                ---------       ---------       ---------       ---------      ---------
Total from investment operations ............       (0.38)           0.63            0.65            0.51           1.58
                                                ---------       ---------       ---------       ---------      ---------
Less distributions:
Dividends from net investment income ........       (0.41)          (0.42)          (0.42)          (0.41)         (0.43)
Distributions from net realized gain
   on investments ...........................       (0.10)             --              --              --             --
                                                ---------       ---------       ---------       ---------      ---------
Total distributions .........................       (0.51)          (0.42)          (0.42)          (0.41)         (0.43)
                                                ---------       ---------       ---------       ---------      ---------
Net asset value, end of period ..............   $    7.64       $    8.53       $    8.32       $    8.09      $    7.99
                                                =========       =========       =========       =========      =========
Total Return
   (without deduction of sales load) ........       (4.69)%          7.69%           8.27%           6.63%*        23.56%
Ratios/Supplemental Data
Net assets, end of period (000) .............   $ 134,857       $ 147,673       $ 134,144       $ 122,611      $ 105,579
Ratios to average net assets:
   Expenses .................................        0.76%**         0.76%**         0.89%**         1.09%          0.99%
   Net investment income ....................        5.00%           4.92%           5.16%           5.17%          5.63%
Portfolio turnover ..........................       59.91%          66.04%          60.80%          45.92%        148.88%

* Includes the effect of a capital contribution from the Fund's Manager. Without the capital contribution the total return would have been 6.24%.

**    Includes fees paid indirectly of less than 0.01% of average net assets.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:
================================================================================

                                                       Lebenthal New York
                                                Municipal Bond Fund -- Class B
                                                ------------------------------
                                                    Year Ended November 30,
                                                ------------------------------
                                                      1999           1998*
                                                   ---------       ---------
Per Share Operating Performance:
Net asset value, beginning of period ...........   $    8.54       $    8.34
                                                   ---------       ---------
Income from investment operations:
Net investment income ..........................        0.34            0.33
Net realized and unrealized gain (loss)
   on investments ..............................       (0.80)           0.20
                                                   ---------       ---------
Total from investment operations ...............       (0.46)           0.53
                                                   ---------       ---------
Less distributions:
Dividends from net investment income ...........       (0.34)          (0.33)
Distributions from net realized gain
   on investments ..............................       (0.10)             --
                                                   ---------       ---------
Total distributions ............................       (0.44)          (0.33)
                                                   ---------       ---------
Net asset value, end of period .................   $    7.64       $    8.54
                                                   =========       =========
Total Return (1)
   (without deduction of sales load) ...........       (5.57)%          6.48%
Ratios/Supplemental Data
Net assets, end of period (000) ................   $   3,909       $   2,801
Ratios to average net assets:
   Expenses++ (2) ..............................        1.55%**         1.55%**
   Net investment income (2) ...................        4.21%           3.95%
Portfolio turnover .............................       59.91%          66.04%

(1)   Not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

*     Class commenced operations on December 3, 1997.

++ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 2.38% and 4.58% for the periods ended November 30, 1999 and 1998, respectively.

**    Includes fees paid indirectly of less than .01% of average net assets.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:
================================================================================

                                                                 Lebenthal New Jersey
                                                                 Municipal Bond Fund
                                          ---------------------------------------------------------------------
                                                                Year Ended November 30,
                                          ---------------------------------------------------------------------
                                             1999           1998           1997           1996           1995
                                          ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
Net asset value, beginning of period ..   $    7.20      $    6.97      $    6.74      $    6.70      $    5.95
                                          ---------      ---------      ---------      ---------      ---------
Income from investment operations:
Net investment income .................        0.34           0.35           0.35           0.36           0.36
Net realized and unrealized gain (loss)
   on investments .....................       (0.69)          0.23           0.23           0.04           0.75
                                          ---------      ---------      ---------      ---------      ---------
Total from investment operations ......       (0.35)          0.58           0.58           0.40           1.11
                                          ---------      ---------      ---------      ---------      ---------
Less distributions:
Dividends from net investment income ..       (0.34)         (0.35)         (0.35)         (0.36)         (0.36)
Distributions from net realized gain
   on investments .....................          --             --             --             --             --
                                          ---------      ---------      ---------      ---------      ---------
Total distributions ...................       (0.34)         (0.35)         (0.35)         (0.36)         (0.36)
                                          ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ........   $    6.51      $    7.20      $    6.97      $    6.74      $    6.70
                                          =========      =========      =========      =========      =========
Total Return
   (without deduction of sales load) ..       (5.07)%         8.47%          8.84%          6.18%         19.10%
Ratios/Supplemental Data
Net assets, end of period (000) .......   $   8,911      $   9,042      $   6,122      $   5,182      $   3,358
Ratios to average net assets:
   Expenses+ ..........................        0.71%*         0.60%*         0.70%*         0.63%*         0.60%
   Net investment income ..............        4.84%          4.87%          5.12%          5.37%          5.64%
Portfolio turnover ....................       52.66%         31.81%         57.19%         28.56%         61.69%

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.45%, 1.60%, 2.57%, 3.20%, and 4.13% for the years ended November 30, 1999, 1998, 1997,
      1996, and 1995, respectively.

* Includes fees paid indirectly of 0.01%, 0.02%, 0.02%, and 0.03% of average net assets for 1999, 1998, 1997, and 1996, respectively.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:
================================================================================

                                                                      Lebenthal Taxable
                                                                     Municipal Bond Fund
                                          --------------------------------------------------------------------------
                                                                   Year Ended November 30,
                                          --------------------------------------------------------------------------
                                             1999            1998            1997            1996            1995
                                          ----------      ----------      ----------      ----------      ----------
Per Share Operating Performance:
Net asset value, beginning of period ..   $     7.73      $     7.37      $     7.13      $     7.22      $     6.34
                                          ----------      ----------      ----------      ----------      ----------
Income from investment operations:
Net investment income .................         0.49            0.49            0.50            0.52            0.53
Net realized and unrealized gain (loss)
   on investments .....................        (0.92)           0.36            0.24           (0.09)           0.88
                                          ----------      ----------      ----------      ----------      ----------
Total from investment operations ......        (0.43)           0.85            0.74            0.43            1.41
                                          ----------      ----------      ----------      ----------      ----------
Less distributions:
Dividends from net investment income ..        (0.49)          (0.49)          (0.50)          (0.52)          (0.53)
Distributions from net realized gain
   on investments .....................           --              --              --              --              --
                                          ----------      ----------      ----------      ----------      ----------
Total distributions ...................        (0.49)          (0.49)          (0.50)          (0.52)          (0.53)
                                          ----------      ----------      ----------      ----------      ----------
Net asset value, end of period ........   $     6.81      $     7.73      $     7.37      $     7.13      $     7.22
                                          ==========      ==========      ==========      ==========      ==========
Total Return
   (without deduction of sales load) ..        (5.77)%         11.85%          10.89%           6.35%          23.11%
Ratios/Supplemental Data
Net assets, end of period (000) .......   $   13,487      $   17,789      $   14,994      $   14,607      $    8,686
Ratios to average net assets:
   Expenses+ ..........................         0.82%*          0.70%*          0.79%*          0.61%*          0.60%
   Net investment income ..............         6.71%           6.45%           7.06%           7.34%           7.57%
Portfolio turnover ....................        21.12%          23.75%          34.52%          44.46%          84.74%

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.15%, 1.15%, 1.42%, 1.63% and 2.59% for the years ended November 30, 1999, 1998, 1997,
      1996 and 1995, respectively.

*     Includes fees paid indirectly of 0.01% of average net assets.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Summary of Accounting Policies

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

      a) Valuation of Securities -

      Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

      b) Federal Income Taxes -

      It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

      c) Dividends and Distributions -

      Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

      The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principals. For the year ended November 30, 1999, $521 of accumulated net realized gain was reclassified to undistributed net investment income for the New York Municipal Bond Fund and $152 of accumulated net realized loss was reclassified to undistributed net investment income for the New Jersey Bond Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Summary of Accounting Policies (Continued)

      d) General -

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

      e) Fees Paid Indirectly -

      Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $1,646, $1,194 and $848 for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

      f) Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New Jersey Bond Fund and the Taxable Bond Fund amounting to $44,366 and $11,652, respectively.

Lebenthal & Co., Inc. retained commissions of $137,162 from the sales of shares of the Company.

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================

3. Distribution Plan

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund -- Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and 1.00% for the New York Bond Fund -- Class B shares. For the year ended November 30, 1999, the Distributor voluntarily waived fees of $23,475, $39,370 and $27,474 from the New Jersey Bond Fund, the Taxable Bond Fund, and the New York Bond Fund -- Class B shares, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. Capital Stock

At November 30, 1999, there were 26,666,666,667 shares of $0.001 par value stock authorized. Transactions in capital stock were as follows:

                                                            Lebenthal New York                          Lebenthal New York
                                                           Municipal Bond Fund --                     Municipal Bond Fund --
                                                                   Class A                                     Class A
                                                                 Year Ended                                   Year Ended
                                                              November 30, 1999                          November 30, 1998
                                                     ----------------------------------          ----------------------------------
                                                        Shares                Amount                Shares                Amount
                                                     ------------          ------------          ------------          ------------
Sold .......................................            1,710,476          $ 14,032,690             2,792,372          $ 23,568,425
Issued as reinvestment of dividends ........              944,845             7,762,044               731,001             6,165,292
Redeemed ...................................           (2,303,853)          (18,618,190)           (2,338,936)          (19,743,010)
                                                     ------------          ------------          ------------          ------------
Net increase ...............................              351,468          $  3,176,544             1,184,437          $  9,990,707
                                                     ============          ============          ============          ============

                                                             Lebenthal New York                          Lebenthal New York
                                                            Municipal Bond Fund --                      Municipal Bond Fund --
                                                                   Class B                                     Class B
                                                                  Year Ended                                  Year Ended
                                                               November 30, 1999                         November 30, 1998*
                                                     ----------------------------------          ----------------------------------
                                                         Shares                Amount                Shares                Amount
                                                      -----------           -----------           -----------           -----------
Sold .......................................              204,461           $ 1,651,979               329,526           $ 2,789,840
Issued as reinvestment of dividends ........               16,355               134,065                 3,624                30,740
Redeemed ...................................              (37,315)             (298,751)               (5,087)              (43,493)
                                                      -----------           -----------           -----------           -----------
Net increase ...............................              183,501           $ 1,487,293               328,063           $ 2,777,087
                                                      ===========           ===========           ===========           ===========

* Lebenthal New York Municipal Bond Fund -- Class B commenced operations on December 3, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Capital Stock (Continued)

                                                             Lebenthal New Jersey                        Lebenthal New Jersey
                                                             Municipal Bond Fund                         Municipal Bond Fund
                                                                  Year Ended                                 Year Ended
                                                               November 30, 1999                          November 30, 1998
                                                      ---------------------------------           ---------------------------------
                                                         Shares                Amount                Shares                Amount
                                                      -----------           -----------           -----------           -----------
Sold .......................................              249,427           $ 1,755,135               494,730           $ 3,512,395
Issued as reinvestment of dividends ........               56,103               389,942                45,998               325,833
Redeemed ...................................             (193,126)           (1,338,854)             (162,955)           (1,153,523)
                                                      -----------           -----------           -----------           -----------
Net increase ...............................              112,404           $   806,223               377,773           $ 2,684,705
                                                      ===========           ===========           ===========           ===========

                                                              Lebenthal Taxable                           Lebenthal Taxable
                                                             Municipal Bond Fund                         Municipal Bond Fund
                                                                  Year Ended                                  Year Ended
                                                              November 30, 1999                           November 30, 1998
                                                      ---------------------------------           ---------------------------------
                                                         Shares                Amount                Shares                Amount
                                                      -----------           -----------           -----------           -----------
Sold .......................................              194,919           $ 1,451,904               558,753           $ 4,254,162
Issued as reinvestment of dividends ........              102,506               744,150                93,338               706,972
Redeemed ...................................             (618,724)           (4,479,706)             (385,439)           (2,909,523)
                                                      -----------           -----------           -----------           -----------
Net increase (decrease) ....................             (321,299)          $(2,283,652)              266,652           $ 2,051,611
                                                      ===========           ===========           ===========           ===========

5. Investment Transactions

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $90,207,384, $5,047,873, and $3,268,135, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations and government securities having maturities of one year or less, were $87,246,669, $4,825,730, and $5,103,290, respectively.

6. Federal Income Taxes

Tax basis capital losses which may be carried forward to offset future capital gains through November 30, 2007 amounted to $407,603 ($213,105, $14,767 and $179,731 expiring November 30, 2001, November 30, 2004 and November 30, 2007, respectively), $383,751 ($88,183, $223,001 and $72,567 expiring November 30,
2003, November 30, 2004 and November 30, 2007, respectively) and $1,365,181 expiring November 30, 2007 for the New Jersey Bond Fund, the Taxable Bond Fund and the New York Bond Fund, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

7. Concentration of Credit Risk

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
INDEPENDENT AUDITOR'S REPORT
================================================================================

To the Shareholders and Board of Directors of the Lebenthal Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting Lebenthal Funds, Inc. (hereafter referred to as the "Funds") at November 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for each of the two years in the period ended November 30, 1996 for the Funds were audited by other auditors, whose report, dated January 10, 1997, expressed an unqualified opinion on those statements. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                      PricewaterhouseCoopers LLP

Kansas City, Missouri
January 7, 2000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================

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--------------------------------------------------------------------------------

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================================================================================

                      [This Page Intentionally Left Blank.]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Lebenthal Funds, Inc.
      120 Broadway
      New York, New York 10271
      (212) 425-6116

Distributor and
   Shareholder Servicing Agent
      Lebenthal & Co., Inc.
      120 Broadway
      New York, New York 10271

                                    LEBENTHAL

                        120 BROADWAY, NEW YORK, NY 10271
                                 (212) 425-6116
                          OUTSIDE OF NYC 1-800-221-5822